UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

January 31, 2014

	Shares/Par†	Value
Curian/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.1%
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.79%, 09/25/34 (a)	$561,718	$513,639
Asset-Backed Pass-Through Certificates REMIC, 0.61%, 04/25/35 (a)	1,225,329	1,204,540
Banc of America Mortgage Trust REMIC, 2.75%, 09/25/34 (a)	1,237,403	1,245,425
Bear Stearns Asset Backed Securities Trust REMIC
0.65%, 07/25/35 (a)	348,661	345,502
1.36%, 01/25/45 (a)	554,214	445,723
Citigroup Mortgage Loan Trust REMIC, 5.69%, 09/25/37 (a)	395,543	329,994
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,300,000	1,345,500
4.00%, 10/29/24	1,000,000	1,012,500
Countrywide Asset-Backed Certificates REMIC
1.01%, 08/25/34 (a)	1,100,000	1,026,429
0.81%, 06/25/35 (a)	600,000	590,441
0.26%, 07/25/37 (a)	1,699,949	1,623,465
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	1,043,369	1,048,544
CVS Pass-Through Trust, 5.93%, 01/10/34 (b)	1,429,460	1,582,004
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	530,491	616,696
6.72%, 01/02/23	792,153	894,143
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (c)	937,317	949,314
First Franklin Mortgage Loan Trust REMIC, 0.64%, 05/25/35 (a)	1,200,000	1,087,181
Home Equity Asset Trust REMIC, 1.25%, 07/25/35 (a)	1,950,000	1,713,280
HomeBanc Mortgage Trust REMIC, 0.43%, 10/25/35 (a)	723,917	640,981
Inwood Park CDO Ltd., 0.46%, 01/20/21 (a) (b)	129,615	128,824
Lehman XS Trust REMIC, 5.17%, 08/25/35 (a)	1,204,224	1,223,860
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.07%, 03/25/35 (a)	1,000,000	813,710
Morgan Stanley Capital I Inc. Trust REMIC, 0.45%, 01/25/36 (a)	10,200,000	8,355,667
New Century Home Equity Loan Trust REMIC, 0.44%, 10/25/35 (a)	2,200,720	2,147,414
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.15%, 09/25/34 (a)	2,051,741	1,821,287
0.66%, 07/25/35 (a)	1,200,000	1,130,299
Progress Trust, 4.14%, 06/18/44 (a), AUD	922,014	818,602
RALI Trust REMIC
6.00%, 12/25/35	1,467,872	1,280,649
6.00%, 02/25/37	1,540,494	1,247,509
Residential Asset Securities Corp. Trust REMIC, 0.60%, 01/25/36 (a)	1,500,000	1,324,584
SBA Tower Trust
4.25%, 04/15/15 (c)	1,000,000	1,011,692
5.10%, 04/17/17 (b)	1,000,000	1,082,769
REMIC, 3.60%, 04/15/18 (b)	2,300,000	2,252,627
Structured Asset Investment Loan Trust REMIC, 1.13%, 10/25/33 (a)	2,791,106	2,669,581
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.71%, 09/25/33 (a)	984,135	978,770
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	786,324	892,478
9.75%, 01/15/17	480,780	551,094
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.40%, 01/25/35 (a)	905,434	898,986
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (a)	1,641,162	1,649,532
5.50%, 01/25/36	54,048	52,345
WG Horizons CLO, 0.50%, 05/24/19 (a) (b)	555,751	548,190
Total Non-U.S. Government Agency Asset-Backed Securities (cost $50,462,664)		51,095,770

CORPORATE BONDS AND NOTES - 78.6%
CONSUMER DISCRETIONARY - 6.1%
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (a)	796,000	791,383
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,027,500
Corp. GEO SAB de CV, 8.88%, 03/27/22 (b) (d) (e)	800,000	102,000
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,313,214
D.R. Horton Inc.
4.75%, 05/15/17	1,400,000	1,484,000
4.75%, 02/15/23	500,000	480,000
DISH DBS Corp., 5.88%, 07/15/22	1,000,000	1,001,250
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	300,000	302,250
MCE Finance Ltd., 5.00%, 02/15/21 (b)	1,000,000	965,000
MGM Resorts International Term Loan B, 3.50%, 12/20/19 (a)	1,584,000	1,583,667
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (f)	400,000	402,000
NBCUniversal Media LLC, 5.15%, 04/30/20	3,000,000	3,402,222
Pearson Funding Five Plc, 3.25%, 05/08/23 (b)	1,000,000	931,161
Time Warner Cable Inc., 6.75%, 07/01/18	2,750,000	3,109,241
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,270,000
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	2,632,000	2,637,580
Viacom Inc.
4.25%, 09/01/23	1,000,000	1,024,044
4.50%, 02/27/42	2,000,000	1,792,616
Volkswagen International Finance NV, 1.60%, 11/20/17 (c)	1,500,000	1,504,419
Wynn Las Vegas LLC, 5.38%, 03/15/22 (g)	1,209,000	1,230,158
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	2,700,000	2,700,000
		31,053,705
CONSUMER STAPLES - 3.4%
Altria Group Inc.
7.75%, 02/06/14 (h)	1,000,000	1,001,070
9.70%, 11/10/18 (h)	222,000	296,045
9.25%, 08/06/19 (h)	222,000	295,334
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	4,000,000	5,023,560
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,260,044
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,166,414
SABMiller Holdings Inc., 1.85%, 01/15/15 (b)	2,200,000	2,225,201

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Tesco Plc, 2.00%, 12/05/14 (b)	1,500,000	1,517,475
Wesfarmers Ltd., 2.98%, 05/18/16 (b)	1,000,000	1,041,660
Woolworths Ltd., 2.55%, 09/22/15 (b)	519,000	533,584
		17,360,387
ENERGY - 11.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.67%, 03/05/14	1,400,000	1,405,075
8.70%, 08/07/18 (b) (g)	300,000	365,400
Anadarko Petroleum Corp., 8.70%, 03/15/19	3,000,000	3,830,448
Arch Coal Inc., 7.25%, 10/01/20 (g)	600,000	460,500
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	3,610,000	4,113,563
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	100,000	102,122
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	700,000	697,760
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	800,000	790,190
3.00%, 05/09/23	1,800,000	1,599,865
Concho Resources Inc., 5.50%, 04/01/23	1,500,000	1,515,000
Continental Resources Inc., 5.00%, 09/15/22	1,100,000	1,134,375
EP Energy LLC, 6.88%, 05/01/19	300,000	322,875
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (b)	600,000	598,500
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (b)	1,300,000	1,342,250
8.15%, 04/11/18 (b)	600,000	694,500
9.25%, 04/23/19	1,000,000	1,207,500
Harvest Operations Corp., 6.88%, 10/01/17	620,000	675,800
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	2,300,000	2,592,799
Lukoil International Finance BV, 3.42%, 04/24/18 (b)	1,100,000	1,091,750
MarkWest Energy Partners LP, 4.50%, 07/15/23	1,900,000	1,790,750
Nabors Industries Inc., 2.35%, 09/15/16 (c)	500,000	512,115
NGPL PipeCo LLC, 7.12%, 12/15/17 (b) (g)	1,100,000	1,039,500
Noble Holding International Ltd., 3.95%, 03/15/22 (g)	1,500,000	1,483,596
ONEOK Partners LP, 3.38%, 10/01/22	800,000	769,402
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b)	400,000	363,000
Petrobras International Finance Co., 7.88%, 03/15/19	1,400,000	1,584,054
Petrofac Ltd., 3.40%, 10/10/18 (c)	700,000	709,925
Petrohawk Energy Corp., 6.25%, 06/01/19	2,000,000	2,180,000
Petroleos Mexicanos, 4.88%, 01/18/24 (c)	1,000,000	996,513
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	664,529
6.65%, 03/15/17	600,000	690,215
6.88%, 05/01/18	500,000	590,491
7.50%, 01/15/20	1,600,000	1,987,160
Plains All American Pipeline LP, 8.75%, 05/01/19	1,000,000	1,292,409
Pride International Inc.
8.50%, 06/15/19	900,000	1,154,626
6.88%, 08/15/20	700,000	847,167
Rockies Express Pipeline LLC, 6.00%, 01/15/19 (b)	950,000	885,875
Rosneft Finance SA
7.50%, 07/18/16 (b) (g)	1,300,000	1,449,500
7.88%, 03/13/18	1,000,000	1,141,250
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b)	600,000	542,250
Southern Natural Gas Co. LLC, 4.40%, 06/15/21	2,000,000	2,099,670
Southwestern Energy Co., 4.10%, 03/15/22	1,125,000	1,148,379
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,791,456
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	468,729
Targa Resources Partners LP
6.88%, 02/01/21	50,000	53,375
6.38%, 08/01/22	725,000	764,875
Total Capital International SA, 0.81%, 08/10/18 (a)	1,500,000	1,508,002
Transocean Inc., 6.00%, 03/15/18	2,500,000	2,820,797
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	984,792
		58,854,674
FINANCIALS - 35.8%
Ally Financial Inc.
4.50%, 02/11/14	500,000	500,338
2.75%, 01/30/17	950,000	953,563
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	616,439
American Express Co., 6.15%, 08/28/17	2,200,000	2,546,328
American Express Credit Corp., 0.75%, 07/29/16 (a) (g)	1,200,000	1,205,683
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,179,048
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (b) (g)	1,000,000	1,077,500
Banco de Credito del Peru, 4.25%, 04/01/23 (b) (g)	800,000	732,000
Banco de Credito e Inversiones, 4.00%, 02/11/23 (b)	400,000	372,919
Banco del Estado de Chile, 2.00%, 11/09/17 (b)	1,850,000	1,836,595
Banco do Brasil SA, 3.88%, 10/10/22	900,000	769,500
Banco Santander Brasil SA
4.25%, 01/14/16 (b)	2,000,000	2,057,500
4.63%, 02/13/17 (b)	1,700,000	1,763,750
Bank of America Corp.
0.00%, 01/04/17 (i)	3,200,000	3,056,746
7.63%, 06/01/19	8,500,000	10,532,520
Bankia SA, 3.50%, 12/14/15, EUR	400,000	559,821
Banque PSA Finance SA
2.14%, 04/04/14 (a) (c)	200,000	199,760
4.38%, 04/04/16 (b) (g)	1,700,000	1,772,230
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (f), GBP	1,200,000	2,633,526
BBVA US Senior SAU, 4.66%, 10/09/15	1,900,000	1,994,291
Bear Stearns Cos. LLC, 6.40%, 10/02/17	1,300,000	1,512,293
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,189,944
BPCE SA, 5.70%, 10/22/23 (c)	800,000	826,304
Caterpillar Financial Services Corp., 5.45%, 04/15/18	2,000,000	2,289,084
CIT Group Inc.
4.25%, 08/15/17	700,000	726,250
5.50%, 02/15/19 (b)	200,000	213,000
Citigroup Inc.
5.50%, 10/15/14	445,000	460,255
1.20%, 07/25/16 (a)	600,000	606,786
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19	4,500,000	4,503,793
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	442,176

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Credit Suisse AG, 6.50%, 08/08/23 (c)	700,000	743,750
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (f)	1,300,000	1,368,250
Eksportfinans ASA
2.38%, 05/25/16	500,000	493,250
5.50%, 05/25/16	1,540,000	1,627,010
5.50%, 06/26/17	700,000	742,000
Experian Finance Plc, 2.38%, 06/15/17 (b)	1,200,000	1,201,351
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	950,325
First American Financial Corp., 4.30%, 02/01/23	1,100,000	1,072,017
Ford Motor Credit Co. LLC
8.00%, 06/01/14	200,000	204,776
1.34%, 08/28/14 (a)	1,300,000	1,305,218
8.70%, 10/01/14	2,300,000	2,421,727
2.75%, 05/15/15	1,700,000	1,741,358
12.00%, 05/15/15	1,050,000	1,196,954
2.50%, 01/15/16	1,400,000	1,437,561
General Electric Capital Corp.
0.47%, 01/14/16 (a)	4,500,000	4,502,632
6.38%, 11/15/67 (a)	500,000	542,500
Goldman Sachs Group Inc.
6.25%, 09/01/17	400,000	458,328
5.95%, 01/18/18	11,450,000	13,042,752
6.15%, 04/01/18	850,000	977,072
HSBC Finance Corp.
0.67%, 06/01/16 (a)	600,000	599,056
6.68%, 01/15/21	4,050,000	4,717,537
ICICI Bank Ltd.
5.50%, 03/25/15	500,000	518,790
4.75%, 11/25/16 (b)	682,000	712,146
ING Bank NV, 2.00%, 09/25/15 (c)	1,000,000	1,017,035
International Lease Finance Corp., 6.75%, 09/01/16 (b)	4,000,000	4,455,000
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,570,570
Itau Unibanco Holding SA, 6.20%, 12/21/21 (b) (g)	600,000	600,000
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	800,000	838,000
JPMorgan Chase & Co., 0.95%, 03/31/16 (a)	1,500,000	1,487,901
JPMorgan Chase Bank NA
0.57%, 06/13/16 (a)	1,900,000	1,888,133
5.38%, 09/28/16, GBP	1,000,000	1,790,276
1.00%, 05/31/17 (a), EUR	3,500,000	4,643,867
6.00%, 07/05/17	1,000,000	1,134,300
6.00%, 10/01/17	7,000,000	8,030,204
Korea Development Bank, 3.00%, 09/14/22 (g)	1,000,000	964,579
Korea Exchange Bank, 3.13%, 06/26/17 (b)	1,100,000	1,134,834
LBG Capital No.1 Plc
7.59%, 05/12/20 (j), GBP	900,000	1,571,978
8.00% (callable at 100 beginning 06/15/20) (b) (f)	1,000,000	1,068,750
LBG Capital No.2 Plc
7.63%, 12/09/19, GBP	300,000	518,445
15.00%, 12/21/19, EUR	500,000	997,883
LeasePlan Corp. NV, 2.50%, 05/16/18 (c)	3,000,000	2,979,228
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (b) (f)	1,200,000	1,641,000
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,500,000	2,982,967
Moody’s Corp., 4.88%, 02/15/24	3,400,000	3,579,727
Morgan Stanley
5.95%, 12/28/17	1,000,000	1,146,167
7.30%, 05/13/19	2,100,000	2,566,796
5.50%, 01/26/20	1,000,000	1,129,876
Nationwide Building Society, 6.25%, 02/25/20 (b)	1,750,000	2,044,863
New York Life Global Funding, 1.13%, 03/01/17 (c)	1,000,000	1,001,667
Nippon Life Insurance Co., 5.00%, 10/18/42 (a) (b)	600,000	629,250
NYSE Euronext, 2.00%, 10/05/17	1,500,000	1,523,443
Piper Jaffray Cos., 4.25%, 05/31/14 (a) (c)	700,000	701,050
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,066,578
RCI Banque SA, 3.50%, 04/03/18 (c)	1,100,000	1,135,215
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	854,400
5.18%, 06/28/19	1,500,000	1,556,250
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,467,914
SLM Corp., 8.45%, 06/15/18	2,900,000	3,360,375
SSIF Nevada LP, 0.94%, 04/14/14 (a) (b)	1,500,000	1,501,875
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (c)	235,190	244,940
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	4,500,000	4,551,889
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (h)	1,560,000	1,687,775
UBS AG, 7.63%, 08/17/22 (g)	1,200,000	1,380,661
Union Bank NA, 1.00%, 09/26/16 (a)	500,000	504,327
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,248,637
Weyerhaeuser Co., 7.38%, 10/01/19	2,800,000	3,429,160
Woodside Finance Ltd., 4.60%, 05/10/21 (b)	2,000,000	2,141,096
		181,475,183
HEALTH CARE - 3.5%
AbbVie Inc., 2.90%, 11/06/22	2,500,000	2,396,912
Amgen Inc.
4.50%, 03/15/20	1,400,000	1,520,466
4.10%, 06/15/21	200,000	212,028
3.88%, 11/15/21	1,100,000	1,147,113
3.63%, 05/15/22	700,000	712,487
5.15%, 11/15/41	600,000	618,101
Gilead Sciences Inc., 2.40%, 12/01/14	1,900,000	1,929,556
Hospira Inc., 6.05%, 03/30/17	1,200,000	1,334,138
Mylan Inc., 1.80%, 06/24/16 (c)	700,000	712,646
RPI Finance Trust Term Loan, 3.50%, 05/09/18 (a)	1,451,324	1,461,600
Sanofi, 2.63%, 03/29/16	3,000,000	3,127,506
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	1,500,000	1,492,973
Valeant Pharmaceuticals Term Loan BD, 3.75%, 02/13/19 (a)	987,500	994,373
		17,659,899
INDUSTRIALS - 4.0%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (c) (k)	937,500	943,434
ADT Corp.
3.50%, 07/15/22 (g)	100,000	86,329
4.13%, 06/15/23	600,000	528,569
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,024,817
Aviation Capital Group Corp.
3.88%, 09/27/16 (c)	1,700,000	1,754,978
4.63%, 01/31/18 (c)	1,400,000	1,465,290
7.13%, 10/15/20 (b)	1,000,000	1,124,919
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	712,000	738,700
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,720,053
4.38%, 09/01/42	1,000,000	940,653
Cielo SA, 3.75%, 11/16/22 (b)	500,000	437,500

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
CSX Corp., 4.75%, 05/30/42	500,000	500,214
Heathrow Funding Ltd., 2.50%, 06/25/15 (b)	1,100,000	1,116,280
Masco Corp.
6.13%, 10/03/16	1,450,000	1,602,250
7.13%, 03/15/20	1,000,000	1,137,500
5.95%, 03/15/22	1,000,000	1,062,500
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (b)	1,000,000	1,037,071
USG Corp., 7.88%, 03/30/20 (c)	800,000	904,000
Verisk Analytics Inc., 4.13%, 09/12/22	975,000	970,469
		20,095,526
INFORMATION TECHNOLOGY - 1.7%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	399,000	401,661
Autodesk Inc., 1.95%, 12/15/17	1,200,000	1,205,801
Baidu Inc., 3.25%, 08/06/18	2,400,000	2,427,950
Dell Inc Term Loan B, 3.50%, 03/24/20 (a)	1,600,000	1,591,824
Hewlett-Packard Co., 1.79%, 09/19/14 (a)	1,700,000	1,712,522
Symantec Corp., 3.95%, 06/15/22	1,400,000	1,395,071
		8,734,829
MATERIALS - 3.1%
Anglo American Capital Plc, 2.63%, 04/03/17 (b)	1,050,000	1,064,520
Building Materials Corp. of America, 6.75%, 05/01/21 (b)	1,230,000	1,320,713
Cemex SAB de CV
9.50%, 06/15/18 (b)	400,000	449,000
5.88%, 03/25/19 (b) (g)	1,200,000	1,200,000
Ecolab Inc.
2.38%, 12/08/14	800,000	811,891
4.35%, 12/08/21	2,000,000	2,136,930
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (b)	600,000	597,750
Freeport-McMoRan Copper & Gold Inc., 1.40%, 02/13/15	2,000,000	2,011,142
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	500,000	566,447
Mongolian Mining Corp., 8.88%, 03/29/17 (b) (g)	700,000	497,875
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (b) (g)	700,000	690,375
Rock Tenn Co., 3.50%, 03/01/20	1,000,000	1,015,218
Walter Energy Inc., 9.88%, 12/15/20 (g)	610,000	460,550
Westlake Chemical Corp., 3.60%, 07/15/22	1,200,000	1,170,961
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (c)	1,700,000	1,721,690
		15,715,062
TELECOMMUNICATION SERVICES - 6.0%
CC Holdings GS V LLC, 2.38%, 12/15/17 (g)	550,000	548,209
Crown Castle International Corp., 5.25%, 01/15/23	500,000	495,625
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	1,500,000	1,639,914
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,600,000	2,716,043
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18 (a)	1,342,495	1,352,322
MetroPCS Wireless Inc., 6.25%, 04/01/21 (b)	1,100,000	1,142,625
Sprint Communications Inc., 8.38%, 08/15/17	1,400,000	1,617,000
Telecom Italia Capital SA
6.18%, 06/18/14	650,000	661,700
7.00%, 06/04/18	1,300,000	1,452,750
Telecom Italia SpA
4.50%, 09/20/17, EUR	125,000	176,681
7.38%, 12/15/17, GBP	400,000	728,939
Telefonica Emisiones SAU
5.43%, 02/03/14, EUR	450,000	607,140
4.67%, 02/07/14, EUR	450,000	607,372
6.42%, 06/20/16	500,000	557,791
Telstra Corp. Ltd., 4.80%, 10/12/21 (b)	2,000,000	2,198,526
Verizon Communications Inc.
4.50%, 09/15/20	1,200,000	1,293,611
5.15%, 09/15/23	3,100,000	3,374,430
6.55%, 09/15/43	3,000,000	3,609,972
Verizon Wireless Capital LLC, 8.50%, 11/15/18	3,000,000	3,841,281
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/21 (b)	700,000	754,250
Virgin Media Secured Finance Plc, 5.38%, 04/15/21 (b)	800,000	802,000
		30,178,181
UTILITIES - 3.4%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,192,580
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,673,001
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,400,000	1,587,180
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (b) (g)	2,000,000	2,070,000
ENN Energy Holdings Ltd., 6.00%, 05/13/21	400,000	432,560
IPALCO Enterprises Inc., 7.25%, 04/01/16 (b)	1,400,000	1,536,500
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,191,091
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,740,855
Puget Energy Inc., 6.50%, 12/15/20	1,500,000	1,773,804
Tokyo Electric Power Co. Inc.
4.50%, 03/24/14, EUR	500,000	675,792
5.00%, 07/29/14, JPY	30,000,000	296,296
1.57%, 10/29/14, JPY	10,000,000	96,911
5.05%, 11/28/14, JPY	10,000,000	99,548
		17,366,118
Total Corporate Bonds and Notes (cost $390,436,287)		398,493,564

GOVERNMENT AND AGENCY OBLIGATIONS - 16.3%
GOVERNMENT SECURITIES - 12.4%
Municipals - 1.4%
City of New York, GO, 5.97%, 03/01/36	1,000,000	1,154,630
Los Angeles Community College District, GO, 6.75%, 08/01/49	1,165,000	1,551,209
Metropolitan Transportation Authority, RB, 6.81%, 11/15/40	1,000,000	1,264,390
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	1,011,770
Sacramento Municipal Utility District, RB, 6.16%, 05/15/36	1,000,000	1,104,810
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,052,970
		7,139,779
Sovereign - 4.2%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	200,000	276,066

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Junta de Castilla y Leon, 6.51%, 03/01/19, EUR	400,000	629,712
Slovenia Government International Bond, 4.70%, 11/01/16 (c), EUR	1,300,000	1,832,939
Spain Government Bond
3.75%, 10/31/15, EUR	4,100,000	5,792,328
2.75%, 04/30/19, EUR	5,400,000	7,425,847
Xunta de Galicia, 5.76%, 04/03/17, EUR	3,400,000	5,122,483
		21,079,375
U.S. Treasury Securities - 6.8%
U.S. Treasury Bond
3.13%, 02/15/42 (l) (m)	20,000,000	18,346,880
3.00%, 05/15/42	1,500,000	1,340,157
3.63%, 08/15/43 (m)	2,100,000	2,106,890
0.00%, 11/15/43 (i)	30,000,000	9,596,190
U.S. Treasury Note
0.50%, 08/15/14	3,073,000	3,079,481
0.25%, 01/31/15 (l)	200,000	200,203
		34,669,801
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.9%
Federal National Mortgage Association - 3.9%
Federal National Mortgage Association
4.00%, 01/01/41 - 05/01/42	5,831,153	6,113,546
3.00%, 02/15/44, TBA (m)	14,000,000	13,614,453
		19,727,999
Total Government and Agency Obligations (cost $81,127,658)		82,616,954

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22) (c) (f)	20,000	1,935,000
Total Preferred Stocks (cost $2,125,000)		1,935,000

TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15) (a)	50,000	1,356,500
Total Trust Preferreds (cost $1,368,500)		1,356,500

PURCHASED OPTIONS - 0.1%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	50	586,148
Total Purchased Options (cost $396,342)		586,148
Total Long Term Investments (cost $525,916,451)		536,083,936

SHORT TERM INVESTMENTS - 6.4%
Certificates of Deposit - 0.5%
Itau Unibanco NY, 1.33%, 03/03/14	$2,500,000	2,496,930

Commercial Paper - 0.9%
CNPC Finance Ltd., 0.41%, 04/16/14	2,500,000	2,499,036
Glencore Funding LLC, 0.46%, 02/18/14	2,000,000	1,999,566
		4,498,602
Repurchase Agreements - 1.7%
Repurchase Agreement with GSC, 0.03% (Collateralized by $8,647,391 Federal Home Loan Mortgage Corp., 3.50%, due 12/01/42, value $8,758,186) acquired on 01/31/14, due 02/03/14 at $8,500,021	8,500,000	8,500,000
Repurchase Agreement with JPM, 0.05% (Collateralized by $225,000 Federal Home Loan Mortgage Corp., 2.26%, due 12/05/22, value $209,921) acquired on 01/31/14, due 02/03/14 at $200,001	200,000	200,000
		8,700,000
Securities Lending Collateral - 3.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.11% (n)	5,000,000	5,000,000
Fidelity Institutional Money Market Portfolio, 0.08% (n)	4,000,000	4,000,000
Repurchase Agreement with CSI, 0.02% (Collateralized by $2,981,728 U.S. Treasury Bond Strip, due 02/15/36, value $1,333,637) acquired on 01/31/14, due 02/03/2014 at $1,307,462	$1,307,460	1,307,460
Repurchase Agreement with HSB, 0.02% (Collateralized by $36,004 U.S. Treasury Bond, 3.50-4.50%, due 02/15/39-08/15/41, value $39,430, $64,917 U.S. Treasury Bill, due 02/15/36, value $64,910, $218,838 U.S. Treasury Inflation Indexed Note, 0.13-2.38%, due 04/15/17-01/15/25, value $222,431, $2,407,138 U.S. Treasury Note, 0.25-2.38, due 02/28/14-02/15/23, value $2,414,937, and $5,268,464 U.S. Treasury Bond Strip, due 02/15/39-08/15/41, value $2,358,292) acquired on 01/31/14, due 02/03/2014 at $5,000,008	5,000,000	5,000,000
		15,307,460
Treasury Securities - 0.3%
Mexico Cetes, 0.26%, 06/12/14, MXN	1,800,000	1,328,748
U.S Treasury Bill, 0.12%, 12/11/14 (l)	340,000	339,751
		1,668,499
Total Short Term Investments (cost $32,714,738)		32,671,491
Total Investments - 112.2% (cost $558,631,189)		568,755,427
Total Forward Sales Commitments - (1.0%) (proceeds $5,139,844)		(5,241,406)
Other Assets and Liabilities, Net - (11.2%)		(56,557,137)
Total Net Assets - 100.0%		$506,956,884
FORWARD SALES COMMITMENTS - 1.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.0%
Federal National Mortgage Association - 1.0%
Federal National Mortgage Association, 4.00%, 02/15/44,TBA (m)	5,000,000	$5,241,406
Total Government and Agency Obligations - 1.0% (proceeds $5,139,844)		$5,241,406

See accompanying Notes to Schedules of Investments.

(a)	Variable rate security. Rate stated was in effect as of January 31, 2014.
(b)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of January 31, 2014, the value of Rule 144A and Section 4(2) liquid securities was $88,774,943.

(c)

Security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities note in the Schedules of Investments

(d)	Security is in default relating to principal and/or interest.
(e)	Non-income producing security.
(f)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(g)	All or portion of the security was on loan.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Convertible security.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(l)	All or a portion of the security is pledged or segregated as collateral.
(m)	All or a portion of the investment was purchased on a delayed delivery basis. As of January 31, 2014, the total cost of investments purchased on a delayed delivery basis was $33,032,230.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2014.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have not been deemed liquid, held by the Fund at January 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/2013	$946,525	$943,434	0.2%
Aviation Capital Group Corp., 3.88%, 09/27/16	09/25/2013	1,700,000	1,754,978	0.3
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	1,421,564	1,465,290	0.3
BPCE SA, 5.70%, 10/22/23	10/16/2013	798,700	826,304	0.2
Banque PSA Finance SA, 2.14%, 04/04/14	02/20/2013	199,804	199,760	—
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22)	06/03/2013	2,125,000	1,935,000	0.4
Credit Suisse AG, 6.50%, 08/08/23	08/23/2013	701,695	743,750	0.2
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23)	12/05/2013	1,300,000	1,368,250	0.3
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18	01/23/2012	937,317	949,314	0.2
ING Bank NV, 2.00%, 09/25/15	09/19/2012	998,394	1,017,035	0.2
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	2,987,904	2,979,228	0.6
Mylan Inc., 1.80%, 06/24/16	10/22/2013	706,281	712,646	0.1
Nabors Industries Inc., 2.35%, 09/15/16	10/22/2013	505,876	512,115	0.1
New York Life Global Funding, 1.13%, 03/01/17	01/17/2014	997,885	1,001,667	0.2
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	697,540	709,925	0.1
Petroleos Mexicanos, 4.88%, 01/18/24	01/16/2014	994,541	996,513	0.2
Piper Jaffray Cos., 4.25%, 05/31/14	11/30/2012	700,000	701,050	0.1
RCI Banque SA, 3.50%, 04/03/18	03/26/2013	1,098,559	1,135,215	0.2
SBA Tower Trust, 4.25%, 04/15/15	12/12/2011	1,022,198	1,011,692	0.2
Slovenia Government International Bond, 4.70%, 11/01/16	11/18/2013	1,747,261	1,832,939	0.4
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/2012	240,738	244,940	0.1
USG Corp., 7.88%, 03/30/20	01/15/2013	891,052	904,000	0.2
Volkswagen International Finance NV, 1.60%, 11/20/17	11/14/2012	1,495,880	1,504,419	0.3
Xstrata Finance Canada Ltd., 2.70%, 10/25/17	10/19/2012	1,697,834	1,721,690	0.3
		$26,912,548	$27,171,154	5.4%

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Index Options
iTraxx Europe Main Series 20 Call Option, BNP	03/19/2014	0.70	52	$(4,244)
iTraxx Europe Main Series 20 Put Option, BNP	03/19/2014	1.10	52	(5,812)
			104	$(10,056)
Interest Rate Swaptions
Call Swaption, 3-Month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	18	$(3,883)
Call Swaption, 3-Month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	65	(14,094)
Call Swaption, 3-Month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	38	(8,240)
Call Swaption, 3-Month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	20	(4,337)
Call Swaption, 3-Month LIBOR versus 1.30% fixed, GSB	03/17/2014	N/A	452	(6,791)
Call Swaption, 6-Month Euribor versus 1.75% fixed, CSI	03/24/2014	N/A	33	(9,247)
Put Swaption, 3-Month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	18	(102)
Put Swaption, 3-Month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	65	(368)
Put Swaption, 3-Month Euribor versus 0.40% fixed, DUB	03/14/2014	N/A	38	(215)
Put Swaption, 3-Month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	20	(113)
Put Swaption, 3-Month LIBOR versus 1.90% fixed, GSB	03/17/2014	N/A	452	(81,955)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, GSB	03/31/2014	N/A	1,414	(104,970)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	(587,255)
Put Swaption, 6-Month Euribor versus 1.50% fixed, DUB	03/17/2014	N/A	91	(1,267)
Put Swaption, 6-Month Euribor versus 2.30% fixed, CSI	03/24/2014	N/A	33	(2,247)
			2,965	$(825,084)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2013	3,232	$959,261
Options written during the period	261	87,210
Options expired during the period	(424)	(96,553)
Options outstanding at January 31, 2014	3,069	$949,918

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
90-Day Eurodollar Future	June 2015	373	$193,380
Euro-Bund Future	March 2014	5	16,397
U.S. Treasury Note Future, 10-Year	March 2014	72	2,154
			$211,931

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	02/04/2014	MSC	BRL	5,693,874	$2,359,422	$(58,966)
BRL/USD	03/06/2014	BCL	BRL	5,693,874	2,341,520	(37,669)
EUR/USD	03/04/2014	DUB	EUR	1,169,000	1,576,640	(17,257)
EUR/USD	03/04/2014	BCL	EUR	5,477,000	7,386,877	(84,468)
MXN/USD	03/06/2014	MSC	MXN	14,886,677	1,110,548	(16,419)
MXN/USD	03/06/2014	GSC	MXN	9,114,700	679,958	(20,042)
MXN/USD	03/06/2014	BCL	MXN	8,465,925	631,559	(18,441)
MXN/USD	03/06/2014	MSC	MXN	17,041,570	1,271,304	(28,697)
MXN/USD	03/06/2014	GSC	MXN	6,748,000	503,402	(10,838)
USD/AUD	02/04/2014	BOA	AUD	(1,576,000)	(1,379,238)	14,836
USD/BRL	02/04/2014	BCL	BRL	(5,693,874)	(2,359,421)	36,990
USD/CAD	03/20/2014	DUB	CAD	(354,000)	(317,528)	14,614
USD/EUR	02/04/2014	BNP	EUR	(16,911,000)	(22,808,011)	444,106
USD/EUR	03/04/2014	UBS	EUR	(3,099,000)	(4,179,648)	65,068
USD/EUR	03/04/2014	CSI	EUR	(16,911,000)	(22,808,011)	291,823
USD/EUR	03/04/2014	CSI	EUR	(2,602,000)	(3,509,340)	53,696
USD/GBP	03/12/2014	BCL	GBP	(3,868,000)	(6,356,949)	(28,155)
USD/GBP	03/12/2014	BCL	GBP	(528,000)	(867,753)	(3,167)
USD/JPY	02/18/2014	UBS	JPY	(17,800,000)	(174,230)	5,204
USD/JPY	02/18/2014	UBS	JPY	(13,900,000)	(136,056)	2,747

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/JPY	02/18/2014	BCL	JPY	(33,300,000)	$(325,947)	$(1,721)
USD/JPY	02/18/2014	UBS	JPY	(508,900,000)	(4,981,209)	(40,111)
USD/MXN	06/12/2014	BNP	MXN	(5,899,100)	(436,627)	12,846
USD/MXN	06/12/2014	GSC	MXN	(11,800,377)	(873,415)	25,936
USD/RUB	04/15/2014	DUB	RUB	(425,600)	(12,101)	584
ZAR/USD	04/15/2014	MSC	ZAR	1,274,818	113,501	(3,924)
					$(53,550,753)	$598,575

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,200,000	$(1,659)	$15,479
BNP	US CPURNSA	Receiving	1.81%	02/03/2016		1,200,000	—	(503)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,600,000	(481)	2,699
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,200,000	285	7,563
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	74,300,000	(1,655)	(2,820,924)
GSB	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,300,000	(1,520)	9,454
GSB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	50,000,000	(73,691)	(435,598)
GSB	US CPURNSA	Receiving	1.81%	02/03/2016		1,200,000	—	(503)
MSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	47,500,000	4,453	70,800
MSC	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	20,000,000	(3,529)	(5,574)
MSC	Mexican Interbank Rate	Paying	5.25%	09/06/2019	MXN	78,800,000	(53,492)	(167,653)
							$(131,289)	$(3,324,760)

Counterparty	Floating Rate Index	Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		1,400,000	$(7,461)
N/A	6-Month Australian Bank Bill	Paying	4.00%	06/18/2019	AUD	10,100,000	150,011
N/A	6-Month EURIBOR	Paying	2.25%	03/19/2024	EUR	4,000,000	(222,075)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	770,000,000	(153,892)
							$(233,417)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received / Pay Rate(6)	Expiration Date	Notional Amount (1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.96%	5.00%	03/20/2021	$(500,000)	$30,286	$36,014	$(2,742)
CSI	Devon Energy Corp., 7.95%, 04/15/2032	0.69%	1.00%	06/20/2018	(300,000)	4,031	(588)	4,977
DUB	Devon Energy Corp., 7.95%, 04/15/2032	0.69%	1.00%	06/20/2018	(300,000)	4,031	(882)	5,271
CSI	Encana Corp., 4.75%, 10/15/2013	0.76%	1.00%	03/20/2018	(2,000,000)	19,741	(26,492)	48,621
BOA	Federated Republic of Brazil, 12.25%, 03/06/2030	1.98%	1.00%	12/20/2018	(1,500,000)	(67,541)	(76,916)	11,167
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	12/20/2016	(6,500,000)	(74,685)	(113,735)	46,814
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.49%	5.00%	12/20/2015	(1,050,000)	89,501	87,912	7,861
DUB	General Motors Co., 4.88%, 10/02/2023	1.62%	5.00%	03/20/2019	(1,000,000)	163,095	166,945	2,122
CSI	Glencore Finance Europe, 6.50%, 02/27/2019	1.69%	1.00%	12/20/2018	(876,661)	(28,233)	(24,233)	(2,953)
CSI	HJ Heinz Co., 6.38%, 07/15/2028	0.96%	1.00%	03/20/2018	(100,000)	164	(2,979)	3,263
BOA	KB Home, 9.10%, 09/15/2017	2.84%	5.00%	09/20/2018	(500,000)	46,470	25,563	23,894
GSI	KB Home, 9.10%, 09/15/2017	2.84%	5.00%	09/20/2018	(700,000)	65,059	35,279	33,961
BBP	Kingdom of Spain, 5.50%, 07/30/2017	1.29%	1.00%	12/20/2018	(500,000)	(6,652)	(29,438)	23,383
BOA	Kingdom of Spain, 5.50%, 07/30/2017	1.29%	1.00%	12/20/2018	(100,000)	(1,330)	(5,896)	4,685
GSI	Kingdom of Spain, 5.50%, 07/30/2017	1.29%	1.00%	12/20/2018	(800,000)	(10,643)	(25,660)	15,972
BBP	Metlife Inc., 4.75%, 02/08/2021	0.84%	1.00%	12/20/2018	(3,000,000)	21,990	—	25,573
BBP	Morgan Stanley, 6.00%, 04/28/2015	0.99%	1.00%	12/20/2018	(2,500,000)	883	3,613	256
BOA	NRG Energy Inc., 8.50%, 06/15/2019	1.97%	5.00%	06/20/2017	(150,000)	14,895	(7,062)	22,853
BBP	People’s Republic of China, 4.25%, 10/28/2014	0.95%	1.00%	12/20/2018	(2,400,000)	6,032	26,599	(17,700)
BOA	People’s Republic of China, 4.25%, 10/28/2014	0.95%	1.00%	12/20/2018	(100,000)	251	1,667	(1,297)
DUB	People’s Republic of China, 4.25%, 10/28/2014	0.95%	1.00%	12/20/2018	(800,000)	2,011	8,619	(5,653)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection(2)
GSI	People’s Republic of China, 4.75%, 10/29/2013	0.95%	1.00%	12/20/2018	$(1,400,000)	$3,519	$16,415	$(11,223)
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	0.96%	1.00%	03/20/2014	(3,800,000)	201	(9,135)	13,874
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.20%	1.00%	03/20/2015	(700,000)	(1,548)	(6,338)	5,625
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.42%	1.00%	06/20/2015	(1,200,000)	(6,897)	(3,435)	(2,029)
DUB	Prudential Financial Inc., 6.10%, 06/15/2017	0.79%	1.00%	12/20/2018	(2,500,000)	24,312	—	27,298
DUB	Republic of Colombia, 10.38%, 01/28/2033	0.72%	1.00%	03/20/2016	(250,000)	1,487	1,503	282
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.72%	1.00%	03/20/2016	(750,000)	4,460	4,509	847
BNP	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.62%	1.00%	03/20/2017	(2,000,000)	23,722	(67,817)	93,927
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.45%	1.00%	12/20/2016	(2,300,000)	(29,483)	(149,061)	122,326
BBP	Sony Corporation, 1.57%, 06/19/2015	1.76%	1.00%	03/20/2018	(97,876)	(2,985)	(7,091)	4,223
BOA	Sony Corporation, 1.57%, 06/19/2015	1.76%	1.00%	03/20/2018	(97,876)	(2,985)	(7,091)	4,223
DUB	Sony Corporation, 1.57%, 06/19/2015	1.76%	1.00%	03/20/2018	(97,876)	(2,985)	(7,330)	4,462
GSI	Sony Corporation, 1.57%, 06/19/2015	1.76%	1.00%	03/20/2018	(489,381)	(14,923)	(35,753)	21,415
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.68%	1.00%	12/20/2018	(400,000)	(12,356)	(26,228)	14,350
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.68%	1.00%	12/20/2018	(1,200,000)	(37,068)	(92,049)	56,414
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.31%	1.00%	12/20/2016	(1,100,000)	(9,771)	(12,656)	4,199
GSI	The Republic of Italy, 6.88%, 09/27/2023	1.68%	1.00%	12/20/2018	(1,100,000)	(33,979)	(71,645)	38,980
MSS	The Republic of Italy, 6.88%, 09/27/2023	1.68%	1.00%	12/20/2018	(500,000)	(15,445)	(32,566)	17,718
BOA	Tokyo Electric Power Co., 2.78%, 04/17/2018	2.20%	1.00%	03/20/2014	(97,876)	(156)	(645)	606
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.15%	1.00%	12/20/2016	(3,000,000)	73,830	10,972	66,442
BOA	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	12/20/2018	(200,000)	(286)	(539)	492
DUB	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	12/20/2018	(500,000)	(714)	1,708	(1,825)
GSI	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	12/20/2018	(2,000,000)	(2,856)	1,172	(1,639)
MSC	United Mexican States, 5.95%, 03/19/2019	0.64%	1.00%	12/20/2016	(6,000,000)	62,511	(97,951)	167,629
BOA	UPC Holding BV, 8.38%, 08/15/2020	3.70%	5.00%	03/20/2019	(674,354)	40,199	42,074	2,152
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.80%	1.00%	03/20/2018	(1,400,000)	11,314	(17,635)	30,622
					$(59,531,900)	$350,474	$(488,282)	$931,718

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2016	$(4,830,000)	$83,678	$9,040
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2021	(75,000)	(298)	639
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	(4,000,000)	53,376	1,817
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	(30,000,000)	399,188	(143,571)
N/A	iTraxx Europe Series 20	N/A	1.00%	12/20/2018	(7,417,897)	63,846	51,374
					$(46,322,897)	$599,790	$(80,701)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

January 31, 2014

	Shares/Par †	Value
Curian/PIMCO Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.9%
Accredited Mortgage Loan Trust REMIC, 0.42%, 09/25/36 (a)	$10,000,000	$7,340,290
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.19%, 10/25/34 (a)	2,992,730	2,793,013
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.51%, 04/15/33 (a)	2,170,814	2,064,366
Banc of America Funding Trust REMIC, 4.98%, 02/20/35 (a)	612,203	615,722
Bear Stearns Asset Backed Securities I Trust REMIC, 0.65%, 09/25/35 (a)	6,000,000	4,398,840
Citigroup Mortgage Loan Trust REMIC, 2.51%, 10/25/35 (a)	173,445	171,578
Collegiate Funding Services Education Loan Trust, 0.35%, 12/28/21 (a)	81,300	81,302
Countrywide Asset-Backed Certificates REMIC, 0.91%, 06/25/34 (a)	6,700,000	6,032,553
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	682,035	737,525
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 12/17/19	265,246	308,348
Delta Funding Corp. Home Equity Loan Trust, 2.03%, 12/25/31 (a)	5,300,322	4,887,989
First Horizon Alternative Mortgage Securities Trust REMIC, 2.21%, 06/25/34 (a)	817,519	803,502
First Horizon Mortgage Pass-Through Trust REMIC, 2.55%, 06/25/35 (a)	2,595,182	2,418,240
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 03/10/39	1,200,000	1,324,528
GSAA Trust REMIC, 0.43%, 06/25/35 (a)	990,348	924,472
GSR Mortgage Loan Trust REMIC, 2.65%, 09/25/35 (a)	1,795,059	1,807,120
Impac Secured Assets Trust REMIC, 0.33%, 01/25/37 (a)	12,058,150	9,769,573
IndyMac INDX Mortgage Loan Trust REMIC, 0.41%, 09/25/37 (a)	1,145,296	988,681
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,400,000	1,537,635
5.42%, 01/15/49	400,000	439,632
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	295,911	301,349
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,396,070	1,334,933
Lehman XS Trust REMIC, 0.34%, 07/25/37 (a)	9,234,530	6,360,837
Merit Securities Corp. REMIC, 0.78%, 04/28/27 (a) (b)	72,455	63,048
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,658,267
Morgan Stanley Mortgage Loan Trust REMIC, 0.42%, 04/25/35 (a)	334,761	303,468
Morgan Stanley Re-REMIC Trust, 5.81%, 08/12/45 (a) (b)	1,500,000	1,647,431
MortgageIT Trust REMIC, 0.46%, 08/25/35 (a)	1,395,859	1,310,974
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	6,056,438	6,578,806
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.38%, 10/01/35 (a)	3,597,342	3,650,468
PHH Mortgage Capital LLC REMIC, 5.58%, 07/18/35 (a)	1,530,846	1,592,177
Provident Funding Mortgage Loan Trust REMIC, 2.65%, 10/25/35 (a)	1,191,452	1,183,498
SG Mortgage Securities Trust REMIC, 0.37%, 10/25/36 (a)	6,703,000	3,085,384
SLM Private Education Loan Trust, 1.26%, 08/15/23 (a) (b)	5,802,573	5,834,551
Soundview Home Loan Trust REMIC
0.40%, 07/25/36 (a)	1,900,000	949,717
0.29%, 12/25/36 (a)	663,645	631,525
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,103,087
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.41%, 08/25/35 (a)	269,961	271,275
1.34%, 11/25/42 (a)	5,093,154	4,908,140
Total Non-U.S. Government Agency Asset-Backed Securities (cost $86,701,964)		92,213,844

CORPORATE BONDS AND NOTES - 12.4%
ENERGY - 0.3%
Gazprom OAO Via Gaz Capital SA, 8.13%, 07/31/14 (b)	600,000	619,500
Gazprom OAO Via White Nights Finance BV, 10.50%, 03/25/14	100,000	101,086
Petrobras Global Finance BV, 3.00%, 01/15/19	200,000	188,597
Petrobras International Finance Co.
7.88%, 03/15/19	300,000	339,440
5.75%, 01/20/20	900,000	929,163
Rosneft Finance SA, 7.50%, 07/18/16	900,000	1,003,500
		3,181,286
FINANCIALS - 10.9%
Ally Financial Inc.
6.75%, 12/01/14	2,900,000	3,012,375
6.75%, 12/01/14	900,000	936,000
8.30%, 02/12/15	2,800,000	2,978,500
4.63%, 06/26/15	700,000	725,554
2.75%, 01/30/17	600,000	602,250
5.50%, 02/15/17	1,100,000	1,186,625
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,802,976
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,755,036
American International Group Inc.
8.25%, 08/15/18	700,000	879,773
8.18%, 05/15/58 (a)	5,600,000	6,958,000
Banco do Brasil SA
4.50%, 01/22/15 (b)	1,300,000	1,333,800
6.00%, 01/22/20 (b) (c)	200,000	210,500
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (b)	2,900,000	3,019,625
Banco Santander Brasil SA
2.34%, 03/18/14 (a) (d)	7,700,000	7,700,372
4.25%, 01/14/16 (b)	1,000,000	1,028,750
Bank of America Corp., 1.01%, 05/23/17 (a), EUR	1,200,000	1,575,885
Barclays Bank Plc, 5.20%, 07/10/14	200,000	204,239
Citigroup Inc.
5.00%, 09/15/14	4,900,000	5,028,194
4.59%, 12/15/15	4,300,000	4,587,661
3.95%, 06/15/16	600,000	639,037
4.45%, 01/10/17	200,000	216,675
Credit Agricole Home Loan SFH, 0.99%, 07/21/14 (a) (b)	1,800,000	1,805,324

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dexia Credit Local SA, 2.75%, 04/29/14	1,000,000	1,005,630
Ford Motor Credit Co. LLC, 8.00%, 06/01/14	1,800,000	1,842,980
HBOS Plc
0.94%, 09/06/17 (a)	2,571,000	2,493,870
6.75%, 05/21/18 (b)	900,000	1,021,324
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	2,821,854
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,590,101
Intesa Sanpaolo SpA, 2.64%, 02/24/14 (a) (b)	1,700,000	1,702,186
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,566,270
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	17,013,559
6.88%, 04/25/18	2,600,000	3,102,286
Morgan Stanley, 5.38%, 10/15/15	4,000,000	4,291,736
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (b)	200,000	210,750
SLM Corp.
5.14%, 06/15/16	10,000,000	10,367,800
8.45%, 06/15/18	1,500,000	1,738,125
Springleaf Finance Corp., 6.90%, 12/15/17	7,000,000	7,647,500
		112,603,122
HEALTH CARE - 0.7%
HCA Inc., 7.25%, 09/15/20	1,150,000	1,249,187
HCA Inc. Extended Term Loan A-2, 6.90%, 05/02/16 (a)	3,795,000	3,796,366
Sanofi, 0.56%, 03/28/14 (a)	2,500,000	2,501,118
		7,546,671
INDUSTRIALS - 0.1%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	600,000	643,741

MATERIALS - 0.1%
Gerdau Holdings Inc., 7.00%, 01/20/20 (b)	900,000	965,700
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (b)	200,000	169,398
GTL Trade Finance Inc., 7.25%, 10/20/17 (b)	300,000	333,000
		1,468,098
TELECOMMUNICATION SERVICES - 0.3%
Verizon Communications Inc.
2.50%, 09/15/16	600,000	620,908
1.99%, 09/14/18 (a)	500,000	523,199
3.65%, 09/14/18	1,600,000	1,703,163
		2,847,270
UTILITIES - 0.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b) (c)	200,000	213,500
Total Corporate Bonds and Notes (cost $121,967,841)		128,503,688

GOVERNMENT AND AGENCY OBLIGATIONS - 78.2%
GOVERNMENT SECURITIES - 39.2%
Federal Home Loan Mortgage Corp. - 4.0% (e)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 09/29/17	19,200,000	19,111,847
5.50%, 08/23/17	2,400,000	2,769,867
0.88%, 03/07/18	300,000	294,502
1.75%, 05/30/19	600,000	596,971
1.25%, 08/01/19 - 10/02/19	19,400,000	18,696,599
2.38%, 01/13/22	100,000	97,769
		41,567,555
Federal National Mortgage Association - 3.7% (e)
Federal National Mortgage Association
1.25%, 01/30/17 (f)	7,400,000	7,505,013
5.00%, 02/13/17 - 05/11/17	6,000,000	6,774,298
1.13%, 04/27/17	800,000	805,785
5.38%, 06/12/17	4,800,000	5,497,690
0.88%, 08/28/17 - 05/21/18	16,800,000	16,530,212
1.88%, 09/18/18	1,100,000	1,116,417
		38,229,415
Municipals - 3.1%
American Municipal Power Inc., RB, 8.08%, 02/15/50	2,200,000	2,988,260
Bay Area Toll Authority, RB - Series S1
7.04%, 04/01/50	2,000,000	2,661,140
6.91%, 10/01/50	1,000,000	1,300,480
California Statewide Communities Development Authority, RB, 7.55%, 05/15/40	1,100,000	1,367,047
Dallas Convention Center Hotel Development Corp., RB, 7.09%, 01/01/42	2,800,000	3,297,868
Fairfax County Industrial Development Authority, 5.00%, 05/15/40	4,700,000	4,896,883
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	1,800,000	2,263,608
Metropolitan Transportation Authority, RB, 5.00%, 11/15/26	1,100,000	1,244,133
Mississippi Development Bank, RB, 6.31%, 01/01/33	300,000	336,804
New Jersey State Turnpike Authority, RB, 7.10%, 01/01/41	2,000,000	2,703,260
New York State Dormitory Authority, RB, 5.00%, 03/15/29	1,100,000	1,210,704
Ohio Higher Educational Facility Commission, RB, 5.00%, 01/01/38	800,000	834,440
State of California, GO
7.50%, 04/01/34	1,400,000	1,885,450
7.63%, 03/01/40	1,800,000	2,505,384
7.60%, 11/01/40	1,000,000	1,406,540
State of Iowa, RB, 6.75%, 06/01/34	400,000	444,864
University of California, RB, 6.40%, 05/15/31	1,100,000	1,294,854
		32,641,719
Sovereign - 4.9%
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (b)	300,000	304,125
Italy Buoni Poliennali Del Tesoro
6.00%, 11/15/14, EUR	1,000,000	1,404,181
2.50%, 03/01/15, EUR	2,000,000	2,747,050
3.00%, 04/15/15 - 11/01/15, EUR	5,300,000	7,393,725
4.50%, 07/15/15, EUR	1,900,000	2,694,841
3.75%, 08/01/15, EUR	1,500,000	2,107,829
2.75%, 12/01/15, EUR	4,100,000	5,705,439
Italy Certificati di Credito del Tesoro, 0.00%, 12/31/14 (g), EUR	3,500,000	4,691,128
Province of Ontario, Canada, 3.15%, 06/02/22, CAD	1,300,000	1,184,736
Province of Quebec, Canada, 4.25%, 12/01/21, CAD	2,000,000	1,964,175
Spain Government Bond
3.30%, 10/31/14, EUR	2,100,000	2,885,535
2.75%, 03/31/15, EUR	4,100,000	5,651,082
4.00%, 07/30/15, EUR	7,900,000	11,131,068
3.15%, 01/31/16, EUR	400,000	561,279
		50,426,193

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Treasury Inflation Index Securities - 7.1%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 (f) (h)	1,539,210	1,593,924
0.13%, 04/15/18 - 07/15/22 (h)	7,605,147	7,512,157
1.38%, 01/15/20 (h)	646,680	707,508
1.25%, 07/15/20 (h)	854,968	933,385
1.13%, 01/15/21 (h)	213,090	228,805
0.63%, 07/15/21 (h)	7,135,290	7,423,492
0.38%, 07/15/23 (h)	2,203,322	2,195,747
2.38%, 01/15/25 - 01/15/27 (h)	18,933,144	22,548,663
2.00%, 01/15/26 (h)	8,454,816	9,696,617
1.75%, 01/15/28 (h)	18,801,588	20,912,367
		73,752,665
U.S. Treasury Securities - 16.4%
U.S. Treasury Note
1.50%, 07/31/16 - 01/31/19	64,100,000	64,198,949
0.88%, 09/15/16 - 04/30/17	25,100,000	25,212,338
0.63%, 10/15/16 (f)	8,500,000	8,509,962
0.63%, 11/15/16 - 08/31/17	42,600,000	42,535,170
0.75%, 01/15/17 - 12/31/17	15,100,000	15,106,425
3.13%, 01/31/17	100,000	107,125
3.00%, 02/28/17	300,000	320,437
1.00%, 03/31/17	2,500,000	2,516,405
3.25%, 03/31/17	800,000	861,500
0.50%, 07/31/17	3,200,000	3,152,000
0.75%, 03/31/18 (f)	500,000	490,742
2.13%, 01/31/21	6,700,000	6,698,432
		169,709,485
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 39.0%
Federal Home Loan Mortgage Corp. - 3.5%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	11,251,220	12,057,775
5.50%, 09/01/33 - 03/01/40	5,339,483	5,847,521
4.00%, 11/01/41	7,640,386	7,992,864
4.00%, 02/15/44, TBA (i)	2,000,000	2,090,625
REMIC, 0.88%, 05/15/37 (a)	1,570,301	1,571,565
REMIC, 5.00%, 08/15/38	6,311,476	6,852,736
		36,413,086
Federal National Mortgage Association - 35.5%
Federal National Mortgage Association
3.00%, 07/01/21 - 06/01/27	9,473,836	9,853,442
3.89%, 07/01/21	1,200,000	1,283,309
3.16%, 05/01/22	790,330	810,791
2.31%, 08/01/22	300,000	288,670
4.50%, 08/01/23 - 01/01/42	15,136,989	16,258,181
3.50%, 10/01/25 - 06/01/43	23,804,070	24,188,295
5.00%, 04/01/28 - 11/01/41	7,524,252	8,224,396
3.00%, 02/15/29 - 03/15/29, TBA (i)	15,000,000	15,459,374
3.50%, 03/15/29 - 03/15/44, TBA (i)	27,000,000	27,627,188
4.00%, 03/15/29 - 03/15/44, TBA (i)	54,000,000	56,497,498
4.00%, 10/01/30 - 10/01/41	2,154,355	2,292,024
5.50%, 01/01/33 - 09/01/40	15,214,268	16,737,007
6.00%, 05/01/37 - 05/01/41	18,758,445	20,766,046
4.50%, 02/15/44 - 03/15/44, TBA (i)	127,100,000	135,981,422
5.00%, 03/15/44, TBA (i)	29,000,000	31,614,533
		367,882,176
Total Government and Agency Obligations (cost $812,131,444)		810,622,294

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Wells Fargo & Co., 7.50% (j) (k)	3,200	3,704,000
Total Preferred Stocks (cost $3,557,200)		3,704,000

SHORT TERM INVESTMENTS - 26.6%
Repurchase Agreements - 24.3%
Repurchase Agreement with MLP, 0.04% (Collateralized by $17,234,000 U.S. Treasury Note, 1.00%, due 03/31/17, value $17,350,464) acquired on 01/31/14, due 02/03/14 at $17,000,057	$17,000,000	17,000,000
Repurchase Agreement with SGB, 0.03% (Collateralized by $223,439,544 U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21, value $240,197,510) acquired on 01/31/14, due 02/03/14 at $234,800,587	234,800,000	234,800,000
		251,800,000
Securities Lending Collateral - 0.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.11% (l)	434,000	434,000

Treasury Securities - 2.3%
Italy Buoni Ordinari del Tesoro BOT
1.46%, 09/12/14, EUR	600,000	803,625
1.08%, 10/14/14, EUR	900,000	1,205,437
0.97%, 11/14/14, EUR	5,800,000	7,782,381
Mexico Cetes, 0.26%, 02/06/14, MXN	1,540,000	1,150,832
Spain Letras del Tesoro, 1.15%, 10/17/14, EUR	9,400,000	12,589,655
U.S Treasury Bill, 0.12%, 11/13/14 (f)	$185,000	184,887
		23,716,817
Total Short Term Investments (cost $276,175,094)		275,950,817
Total Investments - 126.5% (cost $1,300,533,543)		1,310,994,643
Other Assets and Liabilities, Net - (26.5%)		(274,271,579)
Total Net Assets - 100.0%		$1,036,723,064

(a)	Variable rate security. Rate stated was in effect as of January 31, 2014.
(b)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of January 31, 2014, the value of Rule 144A and Section 4(2) liquid securities was $22,716,353.

(c)	All or portion of the security was on loan.
(d)

Security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities note in these Schedules of Investments

(e)	The securities in this category are direct debt of the agency and not collateralized by mortgages.
(f)	All or a portion of the security is pledged or segregated as collateral.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of January 31, 2014, the total cost of investments purchased on a delayed delivery basis was $267,230,402.
(j)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(k)	Convertible Security.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have not been deemed liquid, held by the Fund at January 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Banco Santander Brasil SA, 2.34%, 03/18/14	12/16/2011	$7,675,137	$7,700,372	0.7%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	05/23/2014	125.00	28	$(26,250)
10-Year U.S. Treasury Note Future Put Option	05/23/2014	122.00	28	(17,937)
3-Year Eurodollar Midcurve Future Put Option	03/14/2014	97.38	82	(11,275)
			138	$(55,462)
Index Options
CDX.NA.IG-21 Call Option, BNP	03/19/2014	0.60	25	$(550)
CDX.NA.IG-21 Put Option, BNP	03/19/2014	0.90	25	(2,011)
iTraxx Europe Main Series 20 Call Option, BNP	03/19/2014	0.70	15	(1,224)
iTraxx Europe Main Series 20 Put Option, BNP	03/19/2014	1.10	15	(1,677)
			80	$(5,462)
Interest Rate Swaptions
Call Swaption, 3-Month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	14	$(3,020)
Call Swaption, 3-Month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	57	(12,360)
Call Swaption, 3-Month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	14	(3,036)
Call Swaption, 3-Month LIBOR versus 1.40% fixed, GSB	05/06/2014	N/A	56	(5,281)
Call Swaption, 3-Month LIBOR versus 1.40% fixed, MSS	05/06/2014	N/A	73	(6,873)
Call Swaption, 3-Month LIBOR versus 1.55% fixed, MSS	07/28/2014	N/A	97	(27,624)
Call Swaption, 3-Month LIBOR versus 1.60% fixed, MSS	04/28/2014	N/A	90	(29,116)
Call Swaption, 3-Month LIBOR versus 2.40% fixed, DUB	03/17/2014	N/A	27	(447)
Call Swaption, 3-Month LIBOR versus 2.60% fixed, GSB	03/03/2014	N/A	28	(2,614)
Put Swaption, 3-Month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	14	(79)
Put Swaption, 3-Month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	57	(323)
Put Swaption, 3-Month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	14	(79)
Put Swaption, 3-Month LIBOR versus 1.90% fixed, GSB	05/06/2014	N/A	56	(29,344)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, GSB	03/31/2014	N/A	171	(12,694)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, MSS	03/31/2014	N/A	722	(53,621)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, MSS	04/28/2014	N/A	90	(28,965)
Put Swaption, 3-Month LIBOR versus 2.40% fixed, MSS	07/28/2014	N/A	128	(53,802)
Put Swaption, 3-Month LIBOR versus 2.90% fixed, DUB	03/17/2014	N/A	27	(19,461)
Put Swaption, 3-Month LIBOR versus 3.10% fixed, DUB	03/03/2014	N/A	55	(5,811)
			1,790	$(294,550)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2013	2,762	$1,038,950
Options written during the period	980	433,135
Options expired during the period	(1,734)	(734,171)
Options outstanding at January 31, 2014	2,008	$737,914

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	December 2014	28	$5,704
3-Month Euro Euribor Interest Rate Future	March 2015	28	7,114
3-Month Euro Euribor Interest Rate Future	June 2015	28	9,338
3-Month Euro Euribor Interest Rate Future	September 2015	28	11,145
90-Day Eurodollar Future	December 2014	320	37,061
90-Day Eurodollar Future	March 2015	22	4,913
90-Day Eurodollar Future	June 2015	456	(35,148)
90-Day Eurodollar Future	September 2015	691	253,826

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Futures Contracts (continued)

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2015	1,734	$(254,450)
90-Day Eurodollar Future	March 2016	560	(69,182)
90-Day Eurodollar Future	June 2016	110	(21,886)
90-Day Eurodollar Future	September 2016	89	52,031
90-Day Eurodollar Future	December 2016	54	57,147
90-Day Eurodollar Future	March 2017	21	37,363
90-Day Eurodollar Future	June 2017	32	54,368
U.S. Treasury Note Future, 10-Year	March 2014	155	36,834
U.S. Treasury Note Future, 5-Year	March 2014	1,619	(22,164)
			$164,014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CAD/USD	03/20/2014	GSC	CAD	1,538,000	$1,379,542	$(29,155)
USD/CAD	03/20/2014	DUB	CAD	(4,964,000)	(4,452,567)	204,924
USD/EUR	03/14/2014	BNP	EUR	(2,654,690)	(3,580,416)	(81,620)
USD/EUR	03/14/2014	BOA	EUR	(6,573,600)	(8,865,903)	(202,292)
USD/EUR	03/14/2014	GSC	EUR	(11,940,000)	(16,103,639)	(154,199)
USD/EUR	02/28/2014	GSC	EUR	(11,952,000)	(16,119,765)	(120,005)
USD/EUR	06/02/2014	CSI	EUR	(200,000)	(269,769)	(16,168)
USD/EUR	08/01/2014	BNP	EUR	(100,000)	(134,901)	(8,341)
USD/EUR	02/04/2014	UBS	EUR	(488,000)	(658,170)	13,596
USD/EUR	02/04/2014	BCL	EUR	(12,370,000)	(16,683,526)	294,089
USD/EUR	02/04/2014	BNP	EUR	(6,483,000)	(8,743,678)	170,253
USD/EUR	03/04/2014	CSI	EUR	(19,341,000)	(26,085,373)	333,756
USD/GBP	03/12/2014	BCL	GBP	(354,000)	(581,789)	(2,577)
USD/JPY	02/18/2014	UBS	JPY	(205,071,000)	(2,007,274)	59,954
USD/JPY	02/18/2014	BCL	JPY	(136,800,000)	(1,339,024)	(10,919)
USD/JPY	02/18/2014	CSI	JPY	(117,100,000)	(1,146,197)	(6,583)
USD/JPY	02/18/2014	BCL	JPY	(72,600,000)	(710,622)	(2,330)
USD/JPY	02/18/2014	UBS	JPY	(61,000,000)	(597,079)	(4,808)
USD/JPY	02/18/2014	BCL	JPY	(191,000,000)	(1,869,544)	(40,853)
USD/JPY	02/18/2014	BCL	JPY	(71,500,000)	(699,855)	(11,051)
USD/JPY	02/18/2014	CSI	JPY	(66,400,000)	(649,936)	(19,843)
USD/JPY	02/18/2014	DUB	JPY	(18,200,000)	(178,145)	(1,626)
USD/MXN	02/06/2014	BNP	MXN	(15,244,137)	(1,139,659)	40,136
					$(111,237,289)	$404,338

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	500,000	$(284)	$57
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,000,000	(8,360)	16,038
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	10,000,000	(8,582)	17,112
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000,000	(4,918)	39,895
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	(337)	2,043
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	4,000,000	(631)	4,043
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	(830)	2,536
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	—	1,706
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(1,722)	(2,115)
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	1,400,000	(2,378)	(4,552)
BNP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(770)	(3,067)
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	1,200,000	939	(36,423)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	7,000,000	725	5,246
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	1,400,000	(2,038)	(7,384)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	600,000	1,443	(19,228)
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(1,279)	(3,198)
GSB	Brazil Interbank Deposit Rate	Paying	9.10%	01/02/2017	BRL	600,000	—	(18,188)
GSB	Mexican Interbank Rate	Paying	5.50%	06/11/2018	MXN	1,600,000	(209)	205

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
GSB	Mexican Interbank Rate	Paying	5.50%	06/11/2018	MXN	7,400,000	$(696)	$679
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,122)	(2,355)
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000,000	(4,763)	9,028
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	3,000,000	(689)	3,248
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	600,000	(690)	(18,814)
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	3,100,000	(4,742)	(16,121)
							$(42,933)	$(29,609)

Counterparty	Floating Rate Index	Fund Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		99,700,000	$(9,055)
N/A	3-Month LIBOR	Paying	1.50%	12/16/2016		10,900,000	(2,423)
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		84,500,000	120,813
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		36,700,000	3,804,159
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		18,600,000	(612,352)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	1,840,000,000	(503,104)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		61,600,000	(438,921)
							$2,359,117

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.41%	1.00%	09/20/2016	$(400,000)	$6,273	$6,276	$475
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.18%	1.00%	09/20/2015	(100,000)	1,356	(1,267)	2,737
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	12/20/2016	(2,500,000)	(28,725)	(61,004)	35,265
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.51%	1.00%	09/20/2016	(800,000)	10,272	8,897	2,331
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.44%	1.00%	09/20/2016	(800,000)	11,800	10,355	2,400
BBP	People’s Republic of China, 4.75%, 10/29/2013	0.48%	1.00%	09/20/2016	(13,900,000)	190,053	200,835	5,820
BBP	Republic of Indonesia, 7.25%, 04/20/2015	1.76%	1.00%	09/20/2017	(2,000,000)	(53,094)	(71,603)	20,897
CSI	Republic of Indonesia, 7.25%, 04/20/2015	1.76%	1.00%	09/20/2017	(700,000)	(18,583)	(24,736)	6,989
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.37%	1.00%	09/20/2016	(1,200,000)	(11,651)	(54,711)	44,494
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.66%	1.00%	06/20/2017	(400,000)	(8,611)	(11,723)	3,590
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.66%	1.00%	06/20/2017	(1,700,000)	(36,596)	(50,621)	16,055
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.38%	1.00%	09/20/2015	(200,000)	2,032	(3,802)	6,062
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.52%	1.00%	12/20/2015	(100,000)	911	(2,770)	3,795
BNP	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	09/20/2017	(100,000)	792	(2,207)	3,119
BOA	United Mexican States, 7.50%, 04/08/2033	0.45%	1.00%	09/20/2015	(300,000)	2,718	2,090	987
DUB	United Mexican States, 5.95%, 03/19/2019	0.64%	1.00%	12/20/2016	(1,500,000)	15,628	(35,999)	53,418
MSC	United Mexican States, 5.95%, 03/19/2019	0.73%	1.00%	06/20/2017	(1,500,000)	13,665	(18,251)	33,708
					$(28,200,000)	$98,240	$(110,241)	$242,142

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreement
Credit default swap agreement - sell protection(2)
N/A	iTraxx Europe Series 20	N/A	1.00%	12/20/2018	$(4,990,222)	$42,951	$57,058

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

See accompanying Notes to Schedules of Investments.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

January 31, 2014

	Shares/Par †	Value
Curian/WMC International Equity Fund
COMMON STOCKS - 92.5%
AUSTRIA - 0.4%
Erste Group Bank AG	42,468	$1,540,864
BELGIUM - 3.4%
Anheuser-Busch InBev NV	114,455	10,969,757
Umicore SA (a)	50,009	2,138,361
		13,108,118
BRAZIL - 0.2%
Mills Estruturas e Servicos de Engenharia SA (b)	57,600	668,072

CANADA - 2.8%
Air Canada (a) (b)	301,300	2,112,819
Canadian National Railway Co. (a)	74,700	3,998,085
Tim Hortons Inc.	91,450	4,741,852
		10,852,756
CHINA - 1.0%
ENN Energy Holdings Ltd.	340,000	2,199,850
Lenovo Group Ltd.	1,338,000	1,725,614
		3,925,464
COLOMBIA - 0.2%
Avianca Holdings SA - ADR (b)	37,400	593,538

FINLAND - 0.5%
Kone Oyj - Class B	52,056	2,112,490

FRANCE - 14.8%
Accor SA	34,265	1,633,425
Air Liquide SA	47,145	5,916,706
AtoS	44,416	3,884,253
AXA SA	172,798	4,532,688
BNP Paribas SA	83,168	6,421,039
Cap Gemini SA	62,473	4,249,689
Essilor International SA	41,592	4,173,733
Peugeot SA (a) (b)	113,405	1,740,269
Rexel SA	234,689	6,029,841
Safran SA	48,108	3,418,878
Schneider Electric SA	89,040	7,173,997
Societe Generale SA	102,508	5,791,725
Technip SA	19,202	1,637,355
Unibail-Rodamco SE	1,004	241,636
		56,845,234
GERMANY - 4.2%
Brenntag AG	12,418	2,140,543
Continental AG	21,397	4,592,147
Deutsche Lufthansa AG (b)	155,722	3,699,055
Lanxess AG	28,189	1,847,337
ProSiebenSat.1 Media AG	85,828	3,844,835
		16,123,917
INDIA - 0.4%
ITC Ltd.	207,063	1,075,292
ITC Ltd. - GDR	21,123	109,544
United Spirits Ltd. - GDR	18,158	356,525
		1,541,361
IRELAND - 3.6%
Covidien Plc	34,900	2,381,576
CRH Plc	268,117	6,900,074
Experian Plc	260,017	4,438,363
		13,720,013
ITALY - 5.3%
Assicurazioni Generali SpA	329,060	7,100,127
Banca Generali SpA	87,440	2,672,255
Fiat SpA (b)	80,140	797,103
Intesa Sanpaolo SpA	1,423,922	3,837,726
Snam SpA	1,069,348	5,862,162
		20,269,373
JAPAN - 21.1%
AEON Co. Ltd.	131,200	1,635,937
Aeon Mall Co. Ltd.	29,100	855,425
Aisin Seiki Co. Ltd.	57,400	2,113,495
Asahi Group Holdings Ltd.	136,100	3,701,120
Bank of Yokohama Ltd.	204,000	1,025,442
Daito Trust Construction Co. Ltd.	29,700	2,805,430
Daiwa House Industry Co. Ltd.	115,000	2,181,319
Dentsu Inc.	86,000	3,373,480
Eisai Co. Ltd.	59,200	2,262,773
Isuzu Motors Ltd.	697,000	4,126,086
Japan Exchange Group Inc.	42,900	1,036,478
Japan Tobacco Inc.	49,850	1,538,842
KDDI Corp.	83,550	4,600,443
M3 Inc.	454	1,331,349
Mitsubishi Electric Corp.	372,200	4,204,077
Mitsubishi UFJ Financial Group Inc.	1,245,190	7,485,810
Nippon Telegraph & Telephone Corp.	75,000	4,014,160
Nomura Holdings Inc.	407,600	2,832,006
Nomura Research Institute Ltd.	67,300	2,211,877
Olympus Corp. (b)	72,500	2,130,214
Ono Pharmaceutical Co. Ltd.	51,200	4,449,660
ORIX Corp.	220,700	3,347,605
Rakuten Inc.	248,700	4,069,395
Rohm Co. Ltd.	71,000	3,538,258
T&D Holdings Inc.	259,220	3,158,374
THK Co. Ltd.	36,400	789,023
Tokio Marine Holdings Inc.	126,600	3,696,492
Toshiba Corp.	623,000	2,589,929
		81,104,499
MACAU - 0.4%
MGM China Holdings Ltd.	434,960	1,704,794

MEXICO - 1.1%
Cemex SAB de CV - ADR (a) (b)	234,911	2,905,849
Fibra Uno Administracion SA de CV	435,900	1,406,718
		4,312,567
NETHERLANDS - 2.6%
Koninklijke KPN NV	1,059,316	3,963,677
NXP Semiconductors NV (b)	121,458	5,872,494
		9,836,171
PANAMA - 0.3%
Copa Holdings SA - Class A	9,900	1,293,930

PORTUGAL - 0.4%
Galp Energia SGPS SA	91,879	1,420,486

RUSSIAN FEDERATION - 0.8%
Sberbank of Russia - ADR	301,800	3,257,988

SOUTH KOREA - 1.0%
SK Hynix Inc. (b)	112,510	3,920,291

SWEDEN - 1.7%
Assa Abloy AB - Class B	127,718	6,359,034

SWITZERLAND - 10.8%
Cie Financiere Richemont SA	26,963	2,494,213
Julius Baer Group Ltd.	199,380	9,666,008
Novartis AG	128,287	10,139,914
Roche Holding AG	40,591	11,136,778

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UBS AG	400,600	7,945,619
		41,382,532
TAIWAN - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,321,000	7,992,259

UNITED ARAB EMIRATES - 0.7%
Al Noor Hospitals Group Plc (b)	62,357	862,097
NMC Health Plc	225,348	1,808,163
		2,670,260
UNITED KINGDOM - 12.7%
AstraZeneca Plc	167,342	10,611,848
BAE Systems Plc	236,177	1,666,201
Barclays Plc	766,198	3,420,502
BG Group Plc	429,495	7,218,922
BP Plc	242,401	1,899,710
Derwent London Plc	17,244	705,694
Diageo Plc	210,771	6,250,665
Direct Line Insurance Group Plc	386,774	1,683,644
Great Portland Estates Plc	75,168	746,514
Kingfisher Plc	659,761	4,000,306
Rolls-Royce Holdings Plc	413,776	8,059,050
Schroders Plc	63,296	2,561,914
		48,824,970
Total Common Stocks (cost $311,256,914)		355,380,981

PREFERRED STOCKS - 1.1%
GERMANY - 1.1%
Volkswagen AG	17,473	4,409,676
Total Preferred Stocks (cost $3,999,562)		4,409,676

INVESTMENT COMPANIES - 2.0%
iShares MSCI EAFE ETF	119,700	7,614,117
Total Investment Companies (cost $7,816,005)		7,614,117

SHORT TERM INVESTMENTS - 0.3%
Securities Lending Collateral - 0.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.11% (c)	300,000	300,000
Fidelity Institutional Money Market Portfolio, 0.08% (c)	500,000	500,000
Repurchase Agreement with CSI, 0.02% (Collateralized by $718,575 U.S. Treasury Bond Strip, due 02/15/36, value $321,397) acquired on 01/31/14, due 02/03/2014 at $315,089	$315,088	315,088
Total Short Term Investments (cost $1,115,088)		1,115,088
Total Investments - 95.9% (cost $324,187,569)		368,519,862
Other Assets and Liabilities, Net - 4.1%		15,632,944
Total Net Assets - 100.0%		$384,152,806

(a)                                 All or portion of the security was on loan.

(b)                                 Non-income producing security.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2014.

See accompanying Notes to Schedules of Investments.

Currencies:

AUD - Australian Dollar	GBP - British Pound	RUB - Russian Ruble
BRL - Brazilian Real	JPY - Japanese Yen	USD - United States Dollar
CAD - Canadian Dollar	MXN - Mexican Peso	ZAR - South African Rand
EUR - European Currency Unit (Euro)

Abbreviations:

ABS - Asset Backed Securities

ADR - American Depository Receipt

BOT - Buono Ordinario del Tesoro

CDO - Collateralized Debt Obligation

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CPURNSA - Consumer Price All Urban Non-Seasonally Adjusted Index

EAFE – Europe, Australia, and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

GDR - Global Depository Receipt

GO - General Obligation

iTraxx - group of international credit derivative indexes monitored by the International Index Company

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

NYSE - New York Stock Exchange

OJSC - Open Joint Stock Company

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSI - Goldman Sachs International
BCL - Barclays Capital Inc.	HSB - HSBC Securities Inc.
BNP - BNP Paribas Securities	JPM - J.P. Morgan Securities LLC
BOA - Banc of America Securities LLC/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.
CSI - Credit Suisse Securities, LLC	MSC - Morgan Stanley & Co., Incorporated
DUB - Deutsche Bank Alex Brown Inc.	MSS - Morgan Stanley Capital Services Inc.
GSB - Goldman Sachs Bank USA	SGB - Societe General Bannon LLC
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC

†                                         For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2014

Security Valuation — Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  The Board is notified of any fair valuation determinations that are deemed significant between regularly scheduled meetings as necessary.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of January 31, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$51,095,770	$—	$51,095,770
Corporate Bonds and Notes	—	397,550,130	943,434	398,493,564
Government and Agency Obligations	—	82,616,954	—	82,616,954
Preferred Stocks	—	1,935,000	—	1,935,000
Trust Preferreds	1,356,500	—	—	1,356,500
Purchased Options	—	586,148	—	586,148
Short Term Investments	9,000,000	23,671,491	—	32,671,491
Fund Total	$10,356,500	$557,455,493	$943,434	$568,755,427
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$92,213,844	$—	$92,213,844
Corporate Bonds and Notes	—	128,503,688	—	128,503,688
Government and Agency Obligations	—	810,622,294	—	810,622,294
Preferred Stocks	3,704,000	—	—	3,704,000
Short Term Investments	434,000	275,516,817	—	275,950,817
Fund Total	$4,138,000	$1,306,856,643	$—	$1,310,994,643
Curian/WMC International Equity Fund
Common Stocks	$36,468,222	$318,912,759	$—	$355,380,981
Preferred Stocks	—	4,409,676	—	4,409,676
Investment Companies	7,614,117	—	—	7,614,117
Short Term Investments	800,000	315,088	—	1,115,088
Fund Total	$44,882,339	$323,637,523	$—	$368,519,862

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Government and Agency Obligations	$—	$(5,241,406)	$—	$(5,241,406)
Fund Total	$—	$(5,241,406)	$—	$(5,241,406)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Futures Contracts	$211,931	$—	$—	$211,931
Open Forward Foreign Currency Contracts	—	968,450	—	968,450
OTC Interest Rate Swap Agreements	—	105,995	—	105,995
Centrally Cleared Interest Rate Swap Agreement	—	150,011	—	150,011
OTC Credit Default Swap Agreements	—	978,779	—	978,779
Centrally Cleared Credit Default Swap Agreements	—	62,870	—	62,870
Fund Total	$211,931	$2,266,105	$—	$2,478,036

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Open Futures Contracts	$566,844	$—	$—	$566,844
Open Forward Foreign Currency Contracts	—	1,116,708	—	1,116,708
OTC Interest Rate Swap Agreements	—	101,836	—	101,836
Centrally Cleared Interest Rate Swap Agreements	—	3,924,972	—	3,924,972
OTC Credit Default Swap Agreements	—	242,142	—	242,142
Centrally Cleared Credit Default Swap Agreements	—	57,058	—	57,058
Fund Total	$566,844	$5,442,716	$—	$6,009,560

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(835,140)	$—	$(835,140)
Open Forward Foreign Currency Contracts	—	(369,875)	—	(369,875)
OTC Interest Rate Swap Agreements	—	(3,430,755)	—	(3,430,755)
Centrally Cleared Interest Rate Swap Agreements	—	(383,428)	—	(383,428)
OTC Credit Default Swap Agreements	—	(47,061)	—	(47,061)
Centrally Cleared Credit Default Swap Agreement	—	(143,571)	—	(143,571)
Fund Total	$—	$(5,209,830)	$—	$(5,209,830)
Curian/PIMCO Total Return Fund
Written Options	$(55,462)	$(300,012)	$—	$(355,474)
Open Futures Contracts	(402,830)	—	—	(402,830)
Open Forward Foreign Currency Contracts	—	(712,370)	—	(712,370)
OTC Interest Rate Swap Agreements	—	(131,445)	—	(131,445)
Centrally Cleared Interest Rate Swap Agreements	—	(1,565,855)	—	(1,565,855)
Fund Total	$(458,292)	$(2,709,682)	$—	$(3,167,974)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended January 31, 2014:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
Curian/WMC International Equity Fund
Common Stocks	$—	$3,871,989

There were no significant transfers into or out of Level 3 for the period. There were no Level 3 Valuations for which significant unobservable valuation inputs were developed at January 31, 2014.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements, collateralized fully by U.S. Treasuries, Government National Mortgage Association (“GNMA”) mortgage backed securities or U.S. government sponsored securities.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day. Although a Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower, each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

Reverse Repurchase Agreements - At January 31, 2014, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable/Receivable	Collateral Amount	Interest Rate (Income)/Expense	Date of Agreement	Maturity Date
Curian/PIMCO Income Fund	BCL	$6,554,217	$6,661,752	0.08%	01/16/2014	02/04/2014
	BCL	1,306,927	1,340,157	0.08%	01/16/2014	02/04/2014
	BCL	5,408,085	5,469,828	0.10%	01/24/2014	02/10/2014
	BCL	4,047,528	4,126,362	0.08%	01/27/2014	02/14/2014

Curian/PIMCO Total Return Fund	MLP	17,042,145	17,022,576	(0.25)%	01/31/2014	02/03/2014

Federal Income Tax Matters - As of January 31, 2014, the cost of investments and the components of net unrealized appreciation for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$563,670,986	$12,626,071	$(7,541,630)	$5,084,441
Curian/PIMCO Total Return Fund	1,300,666,873	17,948,862	(7,621,092)	10,327,770
Curian/WMC International Equity Fund	325,874,740	49,896,039	(7,247,917)	42,645,122

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	March 31, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 31, 2014

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.